Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Kintetsu World Express Inc.	3,600	$74,917
Konoike Transport Co. Ltd.	2,700	26,851
Maruwa Unyu Kikan Co. Ltd.	1,800	79,837
Mitsui-Soko Holdings Co. Ltd.	1,800	38,788
SBS Holdings Inc.	1,800	43,466

		263,859

Auto Components — 2.7%
Daikyonishikawa Corp.	3,600	23,649
Eagle Industry Co. Ltd.	1,800	15,588
Exedy Corp.	2,700	31,952
FCC Co. Ltd.	2,700	51,579
Futaba Industrial Co. Ltd.	4,500	21,793
G-Tekt Corp.	1,800	23,994
Ichikoh Industries Ltd.	2,700	13,672
JTEKT Corp.	17,100	132,995
KYB Corp.(a)	1,800	43,466
Musashi Seimitsu Industry Co. Ltd.	3,600	53,133
NHK Spring Co. Ltd.	18,000	109,269
Nifco Inc./Japan	7,200	253,752
Nippon Seiki Co. Ltd.	3,600	38,218
NOK Corp.	7,200	79,543
Pacific Industrial Co. Ltd.	3,600	37,044
Piolax Inc.	2,700	40,419
Press Kogyo Co. Ltd.	8,100	23,537
Shoei Co. Ltd.	1,800	62,230
Sumitomo Riko Co. Ltd.	2,700	13,283
Sumitomo Rubber Industries Ltd.	14,400	127,463
Tachi-S Co. Ltd.	2,700	29,130
Tokai Rika Co. Ltd.	4,500	68,919
Topre Corp.	2,700	33,765
Toyo Tire Corp.	9,000	142,153
Toyota Boshoku Corp.	5,400	70,947
TPR Co. Ltd.	1,800	22,579
TS Tech Co. Ltd.	3,600	105,298
Unipres Corp.	3,600	30,899
Yokohama Rubber Co. Ltd. (The)	9,900	144,595

		1,844,864

Automobiles — 0.2%
Mitsubishi Motors Corp.(a)	58,500	105,471
Nissan Shatai Co. Ltd.	5,400	46,711

		152,182

Banks — 4.2%
77 Bank Ltd. (The)	4,500	63,265
Aomori Bank Ltd. (The)	1,800	41,999
Aozora Bank Ltd.	9,900	179,914
Awa Bank Ltd. (The)	2,700	66,493
Bank of Iwate Ltd. (The)	900	19,126
Bank of Nagoya Ltd. (The)	900	23,356
Bank of Okinawa Ltd. (The)	1,800	50,975
Bank of the Ryukyus Ltd.	3,600	30,139
Chugoku Bank Ltd. (The)	12,600	111,288
Chukyo Bank Ltd. (The)	900	18,462
Daishi Hokuetsu Financial Group Inc.	2,700	61,211
Ehime Bank Ltd. (The)	2,700	27,835
Gunma Bank Ltd. (The)	29,700	92,568
Hachijuni Bank Ltd. (The)	31,500	112,074
Hirogin Holdings Inc.	21,600	120,351
Hokkoku Bank Ltd. (The)	1,800	49,784

Security	Shares	Value

Banks (continued)
Hokuhoku Financial Group Inc.	9,900	$98,454
Hyakugo Bank Ltd. (The)	18,000	54,721
Hyakujushi Bank Ltd. (The)	1,800	27,930
Iyo Bank Ltd. (The)	18,900	125,426
Juroku Bank Ltd. (The)	2,700	51,346
Kansai Mirai Financial Group Inc.	8,174	40,919
Keiyo Bank Ltd. (The)	8,100	35,499
Kiyo Bank Ltd. (The)	5,400	82,340
Kyushu Financial Group Inc.	30,600	149,662
Mebuki Financial Group Inc.	87,300	179,163
Miyazaki Bank Ltd. (The)	900	19,851
Musashino Bank Ltd. (The)	2,700	41,118
Nanto Bank Ltd. (The)	2,700	48,446
Nishi-Nippon Financial Holdings Inc.	10,800	74,883
North Pacific Bank Ltd.	22,500	50,276
Ogaki Kyoritsu Bank Ltd. (The)	2,700	60,797
Oita Bank Ltd. (The)	1,800	40,134
San ju San Financial Group Inc.	1,800	22,113
San-in Godo Bank Ltd. (The)	12,600	65,855
Senshu Ikeda Holdings Inc.	18,900	27,550
Seven Bank Ltd.	51,300	112,661
Shiga Bank Ltd. (The)	3,600	81,926
Shikoku Bank Ltd. (The)	2,700	18,332
Suruga Bank Ltd.	11,700	37,812
Toho Bank Ltd. (The)	14,400	31,348
Tokyo Kiraboshi Financial Group Inc.	1,830	20,007
TOMONY Holdings Inc.	10,800	34,593
Yamagata Bank Ltd. (The)	1,800	20,386
Yamaguchi Financial Group Inc.	17,800	111,298

		2,833,686

Beverages — 0.4%
Sapporo Holdings Ltd.	5,400	100,983
Takara Holdings Inc.	11,700	134,532

		235,515

Biotechnology — 0.7%
AnGes Inc.(a)	10,800	134,748
GNI Group Ltd.(a)	3,697	69,065
HEALIOS KK(a)	1,800	32,004
Pharma Foods International Co. Ltd.	1,800	58,000
SanBio Co. Ltd.(a)	2,700	49,896
Takara Bio Inc.	4,500	128,300

		472,013

Building Products — 1.5%
Aica Kogyo Co. Ltd.	4,500	159,242
Bunka Shutter Co. Ltd.	4,500	39,358
Central Glass Co. Ltd.	2,700	57,586
Maeda Kosen Co. Ltd.	1,800	44,830
Nichias Corp.	5,400	126,203
Nichiha Corp.	1,800	56,274
Nippon Sheet Glass Co. Ltd.(a)	7,200	27,688
Nitto Boseki Co. Ltd.	1,800	73,364
Noritz Corp.	2,700	41,714
Okabe Co. Ltd.	2,700	20,870
Sanwa Holdings Corp.	16,200	197,305
Sekisui Jushi Corp.	2,700	56,706
Shin Nippon Air Technologies Co. Ltd.	900	19,325
Sinko Industries Ltd.	1,800	29,656
Takara Standard Co. Ltd.	2,700	35,732

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Takasago Thermal Engineering Co. Ltd.	3,600	$49,473

		1,035,326

Capital Markets — 0.9%
GMO Financial Holdings Inc.	3,600	23,304
JAFCO Group Co. Ltd.	2,700	116,001
M&A Capital Partners Co. Ltd.(a)	900	54,375
Marusan Securities Co. Ltd.	4,500	20,455
Matsui Securities Co. Ltd.	9,900	79,751
Monex Group Inc.	14,400	48,196
Okasan Securities Group Inc.	13,500	47,773
SPARX Group Co. Ltd.	8,100	18,254
Strike Co. Ltd.	900	54,548
Tokai Tokyo Financial Holdings Inc.	17,100	50,509
Uzabase Inc.(a)	1,800	65,078

		578,244

Chemicals — 6.1%
ADEKA Corp.	7,200	114,482
C.I. Takiron Corp.	3,600	24,443
Chugoku Marine Paints Ltd.	3,600	34,317
Daicel Corp.	18,900	133,039
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	20,611
Denka Co. Ltd.	7,200	223,026
DIC Corp.	6,300	155,091
DKS Co. Ltd.	900	38,926
Fujimi Inc.	1,800	62,834
Fujimori Kogyo Co. Ltd.	900	40,781
Fuso Chemical Co. Ltd.	1,800	59,640
Hodogaya Chemical Co. Ltd.	900	39,746
JCU Corp.	1,800	63,611
JSP Corp.	900	13,007
Kaneka Corp.	4,500	135,507
Kanto Denka Kogyo Co. Ltd.	3,600	24,236
KH Neochem Co. Ltd.	2,700	72,164
Koatsu Gas Kogyo Co. Ltd.	2,700	19,601
Konishi Co. Ltd.	2,700	41,222
Kumiai Chemical Industry Co. Ltd.	7,249	70,978
Kureha Corp.	1,800	91,489
Lintec Corp.	3,600	74,399
Nihon Nohyaku Co. Ltd.	2,700	13,749
Nihon Parkerizing Co. Ltd.	7,200	75,608
Nippon Fine Chemical Co. Ltd.	900	12,541
Nippon Kayaku Co. Ltd.	11,700	102,890
Nippon Shokubai Co. Ltd.	2,700	135,162
Nippon Soda Co. Ltd.	1,800	47,419
NOF Corp.	6,300	279,731
Okamoto Industries Inc.	900	35,171
Osaka Organic Chemical Industry Ltd.	1,800	50,043
Osaka Soda Co. Ltd.	900	21,120
Sakai Chemical Industry Co. Ltd.	900	16,770
Sakata INX Corp.	3,600	39,979
Sanyo Chemical Industries Ltd.	900	38,667
Shikoku Chemicals Corp.	2,700	30,864
Shin-Etsu Polymer Co. Ltd.	3,600	32,453
Showa Denko KK	11,700	217,338
Stella Chemifa Corp.	900	28,914
Sumitomo Bakelite Co. Ltd.	2,700	83,376
Sumitomo Seika Chemicals Co. Ltd.	900	35,819
T. Hasegawa Co. Ltd.	2,700	52,097
Taiyo Holdings Co. Ltd.	1,800	110,650

Security	Shares	Value

Chemicals (continued)
Takasago International Corp.	900	$21,750
Taki Chemical Co. Ltd.	400	25,509
Tayca Corp.	900	12,627
Tenma Corp.	1,800	32,919
Toagosei Co. Ltd.	8,100	97,099
Tokai Carbon Co. Ltd.	17,100	187,932
Tokuyama Corp.	4,500	95,675
Tokyo Ohka Kogyo Co. Ltd.	2,700	170,376
Toyo Gosei Co. Ltd.	400	40,470
Toyo Ink SC Holdings Co. Ltd.	2,700	50,776
Toyobo Co. Ltd.	6,300	78,844
Ube Industries Ltd.	9,000	153,201
Valqua Ltd.	1,800	32,280
Zeon Corp.	11,700	145,079

		4,158,048

Commercial Services & Supplies — 1.9%
Aeon Delight Co. Ltd.	1,800	45,468
Bell System24 Holdings Inc.	2,700	41,506
Central Security Patrols Co. Ltd.	900	29,993
Daiseki Co. Ltd.	3,660	103,930
Duskin Co. Ltd.	3,600	95,770
Japan Elevator Service Holdings Co. Ltd.	2,700	125,970
Kokuyo Co. Ltd.	7,200	92,663
Matsuda Sangyo Co. Ltd.	960	15,844
Mitsubishi Pencil Co. Ltd.	2,700	37,338
Nichiban Co. Ltd.	900	13,991
Nippon Kanzai Co. Ltd.	1,800	35,801
Nippon Parking Development Co. Ltd.	17,100	20,827
Okamura Corp.	4,500	40,436
Oyo Corp.	1,800	20,973
Park24 Co. Ltd.(a)	9,000	134,299
Pilot Corp.	2,700	76,618
Prestige International Inc.	8,100	74,727
Raksul Inc.(a)	1,800	87,518
Relia Inc.	3,600	42,603
Sato Holdings Corp.	2,700	52,382
Toppan Forms Co. Ltd.	4,500	43,069
Uchida Yoko Co. Ltd.	900	44,277

		1,276,003

Communications Equipment — 0.1%
DKK Co. Ltd.	900	25,030
Icom Inc.	900	22,941

		47,971

Construction & Engineering — 4.9%
Chiyoda Corp.(a)	14,400	32,176
Chudenko Corp.	2,700	55,204
COMSYS Holdings Corp.	9,900	293,368
Dai-Dan Co. Ltd.	900	24,012
Daiho Corp.	900	29,950
Fukuda Corp.	900	45,658
Hazama Ando Corp.	16,200	106,887
Hibiya Engineering Ltd.	1,800	31,641
JDC Corp.	3,600	18,816
JGC Holdings Corp.	18,900	169,470
JTOWER Inc.(a)	900	81,563
Kandenko Co. Ltd.	8,100	61,988
Kinden Corp.	11,700	187,716
Kumagai Gumi Co. Ltd.	3,600	81,546
Kyowa Exeo Corp.	8,100	208,724

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kyudenko Corp.	3,600	$103,054
Maeda Corp.	11,700	91,782
Maeda Road Construction Co. Ltd.	3,600	57,897
Meisei Industrial Co. Ltd.	2,700	20,119
Mirait Holdings Corp.	7,200	108,060
Nichireki Co. Ltd.	1,800	28,241
Nippo Corp.	4,500	117,684
Nippon Densetsu Kogyo Co. Ltd.	2,700	55,851
Nippon Koei Co. Ltd.	900	24,469
Nippon Road Co. Ltd. (The)	900	63,783
Nishimatsu Construction Co. Ltd.	4,500	83,721
Okumura Corp.	2,700	63,205
Penta-Ocean Construction Co. Ltd.	23,400	174,364
Raito Kogyo Co. Ltd.	3,600	57,828
Raiznext Corp.	2,700	28,767
Sanki Engineering Co. Ltd.	3,600	39,668
Shinnihon Corp.	2,700	22,009
SHO-BOND Holdings Co. Ltd.	3,600	179,525
Sumitomo Densetsu Co. Ltd.	1,800	44,778
Sumitomo Mitsui Construction Co. Ltd.	12,600	51,838
Taihei Dengyo Kaisha Ltd.	900	20,809
Taikisha Ltd.	1,800	47,937
Takamatsu Construction Group Co. Ltd.	1,800	35,163
Toa Corp./Tokyo	900	17,176
Toda Corp.	19,800	116,398
Toenec Corp.	900	32,021
Tokyu Construction Co. Ltd.	7,240	32,563
Totetsu Kogyo Co. Ltd.	1,800	48,334
Toyo Construction Co. Ltd.	6,300	23,986
Yahagi Construction Co. Ltd.	2,700	23,356
Yokogawa Bridge Holdings Corp.	2,700	51,320
Yurtec Corp.	3,600	22,959

		3,317,384

Construction Materials — 0.1%
Sumitomo Osaka Cement Co. Ltd.	2,700	80,010

Consumer Finance — 0.7%
AEON Financial Service Co. Ltd.	9,900	108,043
Aiful Corp.(a)	27,000	69,135
Credit Saison Co. Ltd.	12,600	144,397
Hitachi Capital Corp.	4,500	103,313
Jaccs Co. Ltd.	1,800	31,348
Orient Corp.	45,000	49,628

		505,864

Containers & Packaging — 0.7%
FP Corp.	4,000	160,537
Fuji Seal International Inc.	3,600	66,873
Pack Corp. (The)	900	24,961
Rengo Co. Ltd.	16,200	123,510
Toyo Seikan Group Holdings Ltd.	12,600	121,680

		497,561

Distributors — 0.3%
Arata Corp.	900	42,810
Doshisha Co. Ltd.	1,800	34,679
PALTAC Corp.	2,700	154,841

		232,330

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	6,300	132,435
Japan Best Rescue System Co. Ltd.	1,800	16,572

Security	Shares	Value

Diversified Consumer Services (continued)
Litalico Inc.(a)	900	$30,640
Riso Kyoiku Co. Ltd.	10,800	32,625
Studio Alice Co. Ltd.	900	16,252

		228,524

Diversified Financial Services — 0.8%
eGuarantee Inc.	1,800	35,681
Financial Products Group Co. Ltd.	5,400	25,738
Fuyo General Lease Co. Ltd.	1,800	110,132
Japan Investment Adviser Co. Ltd.	900	12,221
Japan Securities Finance Co. Ltd.	8,100	38,840
Mizuho Leasing Co. Ltd.	2,700	71,905
NEC Capital Solutions Ltd.	900	15,648
Ricoh Leasing Co. Ltd.	900	25,038
Zenkoku Hosho Co. Ltd.	4,500	206,066

		541,269

Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	1,800	27,464
Internet Initiative Japan Inc.	1,800	85,879
V-Cube Inc.	1,800	58,173
Vision Inc./Tokyo Japan(a)	1,800	19,955

		191,471

Electric Utilities — 0.4%
Hokkaido Electric Power Co. Inc.	14,400	54,134
Hokuriku Electric Power Co.	14,400	101,501
Okinawa Electric Power Co. Inc. (The)	3,692	51,375
Shikoku Electric Power Co. Inc.	13,500	91,920

		298,930

Electrical Equipment — 1.6%
Cosel Co. Ltd.	1,800	19,075
Daihen Corp.	1,800	78,370
Denyo Co. Ltd.	900	18,030
Fujikura Ltd.(a)	20,700	80,795
Furukawa Electric Co. Ltd.	5,400	136,923
Futaba Corp.	2,700	22,397
GS Yuasa Corp.	5,400	130,708
Idec Corp./Japan	2,700	47,773
Mabuchi Motor Co. Ltd.	4,500	201,103
Nippon Carbon Co. Ltd.	900	32,237
Nissin Electric Co. Ltd.	4,500	50,276
Nitto Kogyo Corp.	1,800	32,038
Sanyo Denki Co. Ltd.	900	44,536
Sinfonia Technology Co. Ltd.	1,800	22,751
Tatsuta Electric Wire and Cable Co. Ltd.	3,600	21,405
Toyo Tanso Co. Ltd.	900	15,398
Ushio Inc.	8,100	102,148

		1,055,963

Electronic Equipment, Instruments & Components — 4.6%
Ai Holdings Corp.	2,700	50,414
Alps Alpine Co. Ltd.	18,000	225,788
Amano Corp.	4,500	105,903
Anritsu Corp.	11,700	266,932
Canon Electronics Inc.	1,800	25,082
Canon Marketing Japan Inc.	3,600	75,366
Citizen Watch Co. Ltd.	22,500	59,338
CONEXIO Corp.	900	10,590
Daiwabo Holdings Co. Ltd.	1,800	112,549
Dexerials Corp.	4,500	55,023
Elematec Corp.	1,800	16,537
Enplas Corp.	900	24,417

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ESPEC Corp.	1,800	$33,488
Hioki E.E. Corp.	900	33,877
Hochiki Corp.	900	10,754
Horiba Ltd.	3,200	171,853
Hosiden Corp.	4,500	37,804
I-PEX Inc.	900	16,960
Iriso Electronics Co. Ltd.	1,800	72,932
Japan Aviation Electronics Industry Ltd.	3,600	48,334
Japan Display Inc.(a)	53,100	25,461
Kaga Electronics Co. Ltd.	1,800	37,372
Koa Corp.	1,800	24,702
Macnica Fuji Electronics Holdings Inc.	4,500	89,202
Maruwa Co. Ltd./Aichi	900	95,632
Meiko Electronics Co. Ltd.	1,800	34,524
Nichicon Corp.	3,600	37,769
Nippon Ceramic Co. Ltd.	1,800	49,490
Nippon Electric Glass Co. Ltd.	7,200	157,568
Nippon Signal Co. Ltd.	3,600	32,142
Nissha Co. Ltd.	3,600	47,505
Nohmi Bosai Ltd.	1,800	39,064
Oki Electric Industry Co. Ltd.	7,200	62,558
Optex Group Co. Ltd.	2,700	48,860
Restar Holdings Corp.	1,800	38,701
Riken Keiki Co. Ltd.	900	24,150
Ryosan Co. Ltd.	1,800	32,021
Ryoyo Electro Corp.	900	23,753
Sanshin Electronics Co. Ltd.	900	18,522
Shinko Shoji Co. Ltd.	1,800	13,257
Siix Corp.	2,700	40,549
Tachibana Eletech Co. Ltd.	900	14,215
Taiyo Yuden Co. Ltd.	9,900	449,547
Tamura Corp.	6,300	32,323
Topcon Corp.	9,000	114,534
V Technology Co. Ltd.	900	45,485
Yokowo Co. Ltd.	900	20,956

		3,103,803

Energy Equipment & Services — 0.0%
Modec Inc.	1,800	30,554

Entertainment — 1.2%
Akatsuki Inc.	900	38,710
Amuse Inc.	900	22,225
Avex Inc.	2,700	24,391
COLOPL Inc.	4,500	39,444
Daiichikosho Co. Ltd.	3,600	116,346
DeNA Co. Ltd.	7,200	126,358
GungHo Online Entertainment Inc.	3,600	91,592
HEROZ Inc.(a)	900	25,099
KLab Inc.(a)	2,700	26,359
Marvelous Inc.	2,700	23,485
Shochiku Co. Ltd.	900	112,290
Toei Animation Co. Ltd.	900	65,596
Toei Co. Ltd.	500	80,269
UUUM Inc.(a)	900	16,011

		808,175

Equity Real Estate Investment Trusts (REITs) — 8.5%
Activia Properties Inc.	54	201,966
Advance Residence Investment Corp.	117	338,293
AEON REIT Investment Corp.	135	158,077
Comforia Residential REIT Inc.	54	149,817

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CRE Logistics REIT Inc.	36	$53,961
Daiwa Office Investment Corp.	27	155,099
Daiwa Securities Living Investments Corp.	153	131,614
Frontier Real Estate Investment Corp.	45	161,832
Fukuoka REIT Corp.	63	83,919
Global One Real Estate Investment Corp.	90	86,655
Hankyu Hanshin REIT Inc.	45	52,002
Heiwa Real Estate REIT Inc.	72	80,648
Hoshino Resorts REIT Inc.	18	86,310
Hulic Reit Inc.	99	134,627
Ichigo Office REIT Investment Corp.	108	72,708
Industrial & Infrastructure Fund Investment Corp.	162	273,431
Invesco Office J-Reit Inc.	783	103,324
Invincible Investment Corp.	540	160,278
Itochu Advance Logistics Investment Corp.	36	44,329
Japan Excellent Inc.	108	128,637
Japan Hotel REIT Investment Corp.	387	190,763
Japan Logistics Fund Inc.	72	203,692
Japan Prime Realty Investment Corp.	72	211,633
Kenedix Office Investment Corp.	36	228,549
Kenedix Residential Next Investment Corp.	81	138,347
Kenedix Retail REIT Corp.	45	99,818
LaSalle Logiport REIT	135	202,225
MCUBS MidCity Investment Corp.	144	113,930
Mirai Corp.	144	53,098
Mitsubishi Estate Logistics REIT Investment Corp.	27	103,184
Mitsui Fudosan Logistics Park Inc.	46	218,806
Mori Hills REIT Investment Corp.	135	178,533
Mori Trust Hotel Reit Inc.	27	29,881
Mori Trust Sogo REIT Inc.	90	108,578
Nippon Accommodations Fund Inc.	36	199,204
Nippon REIT Investment Corp.	36	121,007
One REIT Inc.	18	42,344
Premier Investment Corp.	117	134,195
Samty Residential Investment Corp.	27	27,369
Sekisui House Reit Inc.	360	257,550
SOSiLA Logistics REIT Inc.	45	53,771
Star Asia Investment Corp.	126	58,121
Starts Proceed Investment Corp.	18	33,713
Takara Leben Real Estate Investment Corp.	36	30,934
Tokyu REIT Inc.	72	104,884

		5,801,656

Food & Staples Retailing — 3.1%
Aeon Hokkaido Corp.	900	8,251
Ain Holdings Inc.	2,200	150,007
Arcs Co. Ltd.	3,600	75,332
Axial Retailing Inc.	900	40,954
Belc Co. Ltd.	900	52,736
Cawachi Ltd.	900	25,876
cocokara fine Inc.	1,800	131,019
Create SD Holdings Co. Ltd.	2,700	96,063
G-7 Holdings Inc.	900	21,025
Genky DrugStores Co. Ltd.	900	35,819
Halows Co. Ltd.	900	29,863
Heiwado Co. Ltd.	2,700	54,997
Inageya Co. Ltd.	1,800	35,197
JM Holdings Co. Ltd.	900	21,017
Kansai Super Market Ltd.	900	10,806
Kato Sangyo Co. Ltd.	1,800	59,640
Kusuri no Aoki Holdings Co. Ltd.	1,400	116,806

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Life Corp.	1,800	$63,611
Matsumotokiyoshi Holdings Co. Ltd.	6,300	295,138
Maxvalu Tokai Co. Ltd.	900	22,510
Ministop Co. Ltd.	900	11,652
Mitsubishi Shokuhin Co. Ltd.	1,800	47,609
Nihon Chouzai Co. Ltd.	900	13,076
Okuwa Co. Ltd.	1,800	23,114
Qol Holdings Co. Ltd.	1,800	17,987
Retail Partners Co. Ltd.	1,800	25,565
San-A Co. Ltd.	1,800	69,652
Shoei Foods Corp.	900	32,539
Sugi Holdings Co. Ltd.	3,000	199,377
United Super Markets Holdings Inc.	4,500	46,651
Valor Holdings Co. Ltd.	2,700	67,115
YAKUODO Holdings Co. Ltd.	900	20,723
Yaoko Co. Ltd.	1,800	123,251
Yokohama Reito Co. Ltd.	3,600	29,345

		2,074,323

Food Products — 4.2%
Ariake Japan Co. Ltd.	1,800	119,281
Chubu Shiryo Co. Ltd.	1,800	24,115
DyDo Group Holdings Inc.	900	48,161
Ezaki Glico Co. Ltd.	3,600	150,007
Feed One Co. Ltd.	1,960	16,635
Fuji Oil Holdings Inc.	4,500	120,662
Fujicco Co. Ltd.	1,800	33,816
Fujiya Co. Ltd.	900	20,404
Hokuto Corp.	1,800	35,560
House Foods Group Inc.	5,400	186,430
Itoham Yonekyu Holdings Inc.	12,600	79,026
J-Oil Mills Inc.	900	30,726
Kagome Co. Ltd.	7,200	263,074
Kameda Seika Co. Ltd.	900	42,421
Kewpie Corp.	9,000	187,638
KEY Coffee Inc.	1,800	36,388
Kotobuki Spirits Co. Ltd.	1,800	92,179
Marudai Food Co. Ltd.	1,800	28,603
Maruha Nichiro Corp.	3,600	73,329
Megmilk Snow Brand Co. Ltd.	4,500	96,538
Mitsui Sugar Co. Ltd.	900	15,441
Morinaga & Co. Ltd./Japan	3,600	131,537
Morinaga Milk Industry Co. Ltd.	3,600	175,037
Nagatanien Holdings Co. Ltd.	900	19,420
Nichirei Corp.	9,900	269,064
Nippon Flour Mills Co. Ltd.	3,600	56,171
Nippon Suisan Kaisha Ltd.	24,300	93,448
Nisshin Oillio Group Ltd. (The)	1,800	50,164
Prima Meat Packers Ltd.	2,700	74,753
Riken Vitamin Co. Ltd.	1,800	22,993
Rock Field Co. Ltd.	900	12,575
Rokko Butter Co. Ltd.	900	16,287
S Foods Inc.	1,800	54,203
Sakata Seed Corp.	2,700	87,130
Showa Sangyo Co. Ltd.	1,800	54,548
Starzen Co. Ltd.	900	36,639

		2,854,403

Gas Utilities — 0.4%
K&O Energy Group Inc.	900	12,601
Nippon Gas Co. Ltd.	2,700	136,716

Security	Shares	Value

Gas Utilities (continued)
Saibu Gas Co. Ltd.	1,800	$61,280
Shizuoka Gas Co. Ltd.	4,500	42,680

		253,277

Health Care Equipment & Supplies — 2.0%
CYBERDYNE Inc.(a)	9,900	84,213
Eiken Chemical Co. Ltd.	2,700	50,155
Hogy Medical Co. Ltd.	1,800	54,548
Japan Lifeline Co. Ltd.	5,400	74,468
Jeol Ltd.	3,600	141,376
Mani Inc.	6,300	154,547
Menicon Co. Ltd.	2,700	167,787
Nagaileben Co. Ltd.	1,800	46,642
Nakanishi Inc.	6,300	128,568
Nihon Kohden Corp.	7,200	227,859
Nipro Corp.	11,700	125,668
Paramount Bed Holdings Co. Ltd.	1,800	73,623

		1,329,454

Health Care Providers & Services — 1.2%
As One Corp.	1,100	169,207
BML Inc.	1,800	56,620
Elan Corp.	900	27,533
H.U. Group Holdings Inc.	4,500	121,956
Japan Medical Dynamic Marketing Inc.	900	20,240
Ship Healthcare Holdings Inc.	3,600	179,525
Solasto Corp.	4,500	65,466
Toho Holdings Co. Ltd.	4,500	82,124
Tokai Corp./Gifu	1,800	35,094
Tsukui Holdings Corp.	4,500	24,944
Vital KSK Holdings Inc.	3,600	29,725

		812,434

Health Care Technology — 0.4%
EM Systems Co. Ltd.	2,700	21,232
JMDC Inc.(a)	900	45,744
Medical Data Vision Co. Ltd.(a)	1,800	53,858
Medley Inc.(a)	1,800	91,144
MedPeer Inc.(a)	900	57,051

		269,029

Hotels, Restaurants & Leisure — 3.7%
Aeon Fantasy Co. Ltd.	900	18,988
Arcland Service Holdings Co. Ltd.	1,800	35,577
Atom Corp.	8,100	63,386
BRONCO BILLY Co. Ltd.	900	19,860
Colowide Co. Ltd.	5,400	79,854
Create Restaurants Holdings Inc.(a)	8,100	42,801
Curves Holdings Co. Ltd.	4,500	31,158
Doutor Nichires Holdings Co. Ltd.	2,700	37,364
Fuji Kyuko Co. Ltd.	1,800	83,289
Fujio Food Group Inc.	1,800	24,547
Hiday Hidaka Corp.	1,884	30,589
HIS Co. Ltd.(a)	3,600	55,584
Ichibanya Co. Ltd.	900	44,191
Kappa Create Co. Ltd.(a)	2,700	36,432
KFC Holdings Japan Ltd.	900	24,901
Kisoji Co. Ltd.	1,800	40,721
KOMEDA Holdings Co. Ltd.	4,500	80,269
Koshidaka Holdings Co. Ltd.	3,600	13,706
Kura Sushi Inc.	900	48,765
Kyoritsu Maintenance Co. Ltd.	2,780	96,910
Matsuyafoods Holdings Co. Ltd.	900	29,604

5

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Monogatari Corp. (The)	400	$44,229
MOS Food Services Inc.	1,800	46,659
Ohsho Food Service Corp.	900	51,786
Plenus Co. Ltd.	1,800	29,984
Resorttrust Inc.	7,200	112,411
Ringer Hut Co. Ltd.	1,800	38,184
Round One Corp.	5,400	44,484
Royal Holdings Co. Ltd.	2,700	46,141
Saizeriya Co. Ltd.	2,700	46,349
SFP Holdings Co. Ltd.(a)	900	10,996
Skylark Holdings Co. Ltd.	17,100	259,267
St. Marc Holdings Co. Ltd.	1,800	24,806
Sushiro Global Holdings Ltd.	9,000	286,550
TKP Corp.(a)	900	25,565
Tokyo Dome Corp.	7,200	93,008
Tokyotokeiba Co. Ltd.	900	44,622
Toridoll Holdings Corp.	3,600	48,403
Tosho Co. Ltd.	1,800	22,959
WATAMI Co. Ltd.	1,800	15,311
Yoshinoya Holdings Co. Ltd.	5,400	98,704
Zensho Holdings Co. Ltd.	8,100	202,743

		2,531,657

Household Durables — 1.7%
Chofu Seisakusho Co. Ltd.	1,800	35,215
ES-Con Japan Ltd.	2,700	23,873
Foster Electric Co. Ltd.	1,800	19,299
France Bed Holdings Co. Ltd.	1,800	14,690
Fujitsu General Ltd.	5,400	163,903
Haseko Corp.	23,400	253,355
JVCKenwood Corp.	900	1,217
LEC Inc.	1,800	26,722
Nikon Corp.	25,200	156,843
Pressance Corp.	2,700	45,416
Sangetsu Corp.	4,500	63,222
Sumitomo Forestry Co. Ltd.	10,800	196,891
Tama Home Co. Ltd.	900	12,420
Tamron Co. Ltd.	900	13,801
Token Corp.	920	71,377
Zojirushi Corp.	2,700	48,834

		1,147,078

Household Products — 0.1%
Earth Corp.	900	53,081
S.T. Corp.	900	17,581

		70,662

Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	12,600	169,651
eRex Co. Ltd.	1,800	33,903
RENOVA Inc.(a)	2,700	67,063
West Holdings Corp.	1,800	69,911

		340,528

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	1,800	23,615
Mie Kotsu Group Holdings Inc.	3,600	16,123
Nisshinbo Holdings Inc.	11,700	83,030
Noritsu Koki Co. Ltd.	1,800	38,460
TOKAI Holdings Corp.	8,100	76,980

		238,208

Insurance — 0.2%
Anicom Holdings Inc.	6,300	66,036

Security	Shares	Value

Insurance (continued)
LIFENET INSURANCE Co.(a)	2,700	$41,092

		107,128

Interactive Media & Services — 0.8%
Bengo4.com Inc.(a)	900	97,444
COOKPAD Inc.(a)	4,500	13,810
Dip Corp.	2,700	63,024
GA Technologies Co. Ltd./Japan(a)	900	31,072
giftee Inc.(a)	900	26,238
Gree Inc.	9,900	55,541
Gurunavi Inc.	1,800	8,925
ITmedia Inc.	900	22,095
Itokuro Inc.(a)	900	13,205
Kamakura Shinsho Ltd.	2,700	27,757
Lifull Co. Ltd.	6,300	23,623
Mixi Inc.	3,600	98,428
MTI Ltd.	1,800	14,535
PR Times Inc.(a)	900	30,640
ZIGExN Co. Ltd.	4,500	14,112

		540,449

Internet & Direct Marketing Retail — 0.5%
ASKUL Corp.	1,800	72,069
Belluna Co. Ltd.	4,500	41,256
Demae-Can Co. Ltd.(a)	2,700	84,541
Enigmo Inc.	1,800	22,872
Media Do Co. Ltd.	900	64,733
Oisix ra daichi Inc.(a)	1,800	55,670
Open Door Inc.(a)	900	10,884

		352,025

IT Services — 3.6%
Argo Graphics Inc.	1,800	55,239
BASE Inc.(a)	1,300	119,559
Change Inc.(a)	1,300	100,983
Comture Corp.	1,800	55,756
Digital Garage Inc.	2,700	109,398
DTS Corp.	3,600	75,953
Future Corp.	1,800	30,675
GMO GlobalSign Holdings KK	400	39,588
GMO internet Inc.	6,300	177,385
Hennge KK(a)	500	33,757
Ines Corp.	1,800	24,581
Infocom Corp.	1,800	63,179
Infomart Corp.	16,200	166,389
Information Services International-Dentsu Ltd.	900	60,331
Kanematsu Electronics Ltd.	900	34,869
LAC Co. Ltd.	1,800	19,195
Mitsubishi Research Institute Inc.	900	35,905
NEC Networks & System Integration Corp.	5,400	95,131
NET One Systems Co. Ltd.	7,300	260,427
Nihon Unisys Ltd.	6,300	233,210
NS Solutions Corp.	2,700	79,880
NSD Co. Ltd.	6,300	120,532
Oro Co. Ltd.	900	33,575
SB Technology Corp.	900	31,244
SHIFT Inc.(a)	900	133,522
TechMatrix Corp.	2,700	59,450
TerraSky Co. Ltd.(a)	900	42,206
TKC Corp.	900	59,899
Transcosmos Inc.	1,800	46,608

6

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Zuken Inc.	900	$22,803

		2,421,229

Leisure Products — 0.5%
Heiwa Corp.	5,416	73,806
Mars Group Holdings Corp.	900	13,792
Mizuno Corp.	1,800	31,279
Sankyo Co. Ltd.	3,600	88,658
Tomy Co. Ltd.	8,100	72,475
Universal Entertainment Corp.(a)	1,800	36,250
Yonex Co. Ltd.	3,600	20,646

		336,906

Life Sciences Tools & Services — 0.0%
EPS Holdings Inc.	2,700	24,831

Machinery — 5.6%
Aichi Corp.	2,700	24,029
Aida Engineering Ltd.	3,600	30,519
Anest Iwata Corp.	2,700	25,556
CKD Corp.	4,500	96,020
Daiwa Industries Ltd.	1,800	17,711
DMG Mori Co. Ltd.	9,900	146,399
Ebara Corp.	8,100	259,449
Fuji Corp./Aichi	5,400	130,967
Fujitec Co. Ltd.	5,400	110,408
Fukushima Galilei Co. Ltd.	900	37,933
Furukawa Co. Ltd.	2,700	29,414
Giken Ltd.	1,800	70,774
Glory Ltd.	4,500	90,626
Hirata Corp.	900	71,983
Hitachi Zosen Corp.	14,400	55,515
Hosokawa Micron Corp.	500	30,352
IHI Corp.	11,700	174,027
Iseki & Co. Ltd.	1,800	23,632
Japan Steel Works Ltd. (The)	5,400	132,055
Kawasaki Heavy Industries Ltd.(a)	11,700	169,988
Kitz Corp.	5,400	29,156
Komori Corp.	4,500	30,770
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,700	35,758
Makino Milling Machine Co. Ltd.	1,800	72,501
Max Co. Ltd.	1,800	24,167
Meidensha Corp.	2,700	47,074
METAWATER Co. Ltd.	1,800	40,790
Mitsubishi Logisnext Co. Ltd.	1,800	19,126
Mitsuboshi Belting Ltd.	1,800	28,154
Morita Holdings Corp.	2,700	46,193
Nachi-Fujikoshi Corp.	900	37,200
Nikkiso Co. Ltd.	3,600	34,351
Nippon Sharyo Ltd.(a)	900	21,422
Nippon Thompson Co. Ltd.	400	1,258
Nissei ASB Machine Co. Ltd.	900	49,197
Nitta Corp.	1,800	38,080
Nitto Kohki Co. Ltd.	900	14,362
Nittoku Co. Ltd.	900	35,776
Noritake Co. Ltd./Nagoya Japan	900	25,298
NTN Corp.(a)	34,200	71,499
Obara Group Inc.	900	29,259
Oiles Corp.	1,896	28,983
OKUMA Corp.	1,800	103,917
Organo Corp.	900	51,182
OSG Corp.	7,200	130,294

Security	Shares	Value

Machinery (continued)
Ryobi Ltd.	1,800	$20,991
Shibaura Machine Co. Ltd.	1,800	39,720
Shibuya Corp.	900	31,503
Shima Seiki Manufacturing Ltd.	1,800	30,053
Shinmaywa Industries Ltd.	4,500	35,646
Sintokogio Ltd.	3,600	24,547
Sodick Co. Ltd.	3,600	28,759
Star Micronics Co. Ltd.	2,700	38,089
Sumitomo Heavy Industries Ltd.	9,900	213,903
Tadano Ltd.	8,100	63,930
Takeuchi Manufacturing Co. Ltd.	2,700	63,619
Takuma Co. Ltd.	5,400	92,853
Teikoku Sen-I Co. Ltd.	1,800	44,415
Tocalo Co. Ltd.	4,500	53,728
Tsubaki Nakashima Co. Ltd.	2,700	22,812
Tsubakimoto Chain Co.	1,800	43,656
Tsugami Corp.	3,600	56,965
Tsukishima Kikai Co. Ltd.	1,800	20,732
Tsurumi Manufacturing Co. Ltd.	1,800	29,535
Union Tool Co.	900	26,454
YAMABIKO Corp.	2,700	36,613
Yamashin-Filter Corp.	2,700	27,602

		3,819,249

Marine — 0.5%
Iino Kaiun Kaisha Ltd.	5,400	20,041
Kawasaki Kisen Kaisha Ltd.(a)	3,600	58,311
Mitsui OSK Lines Ltd.	9,900	259,000
NS United Kaiun Kaisha Ltd.	900	11,436

		348,788

Media — 0.9%
Digital Holdings Inc.	1,800	32,228
FAN Communications Inc.	4,500	18,039
Fuji Media Holdings Inc.	3,600	37,528
Gakken Holdings Co. Ltd.	1,800	28,206
Kadokawa Corp.	4,508	143,098
Nippon Television Holdings Inc.	4,500	49,067
Proto Corp.	1,800	18,177
RPA Holdings Inc.(a)	1,800	11,617
SKY Perfect JSAT Holdings Inc.	11,700	53,072
TBS Holdings Inc.	2,700	48,394
TV Asahi Holdings Corp.	1,800	29,069
ValueCommerce Co. Ltd.	1,800	60,072
Vector Inc.(a)	2,700	23,822
Wowow Inc.	900	24,486
Zenrin Co. Ltd.	2,700	33,558

		610,433

Metals & Mining — 2.0%
Aichi Steel Corp.	900	22,009
Asahi Holdings Inc.	2,700	80,398
Daido Steel Co. Ltd.	2,700	112,376
Dowa Holdings Co. Ltd.	4,500	148,885
Godo Steel Ltd.	900	16,010
Kobe Steel Ltd.(a)	26,100	126,401
Kyoei Steel Ltd.	1,800	25,789
Maruichi Steel Tube Ltd.	4,500	94,769
Mitsubishi Materials Corp.	9,900	188,174
Mitsui Mining & Smelting Co. Ltd.	5,400	153,183
Nippon Light Metal Holdings Co. Ltd.	4,900	84,208
Osaka Steel Co. Ltd.	900	10,254

7

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
OSAKA Titanium Technologies Co. Ltd.	1,800	$14,500
Pacific Metals Co. Ltd.	1,800	31,935
Sanyo Special Steel Co. Ltd.(a)	1,800	21,578
Toho Titanium Co. Ltd.	2,700	17,840
Tokyo Steel Manufacturing Co. Ltd.	8,100	50,958
UACJ Corp.	2,714	46,615
Yamato Kogyo Co. Ltd.	3,600	91,351
Yodogawa Steel Works Ltd.	1,800	34,058

		1,371,291

Multiline Retail — 1.1%
Fuji Co. Ltd./Ehime	1,800	33,160
H2O Retailing Corp.	8,135	50,164
Isetan Mitsukoshi Holdings Ltd.	28,800	154,944
Izumi Co. Ltd.	2,700	93,215
J Front Retailing Co. Ltd.	19,800	158,932
Kintetsu Department Store Co. Ltd.	900	28,439
Matsuya Co. Ltd.	2,700	18,617
Seria Co. Ltd.	3,600	126,876
Takashimaya Co. Ltd.	11,700	90,099

		754,446

Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	4,500	76,557
Itochu Enex Co. Ltd.	4,500	43,155
Iwatani Corp.	2,700	147,073
Japan Petroleum Exploration Co. Ltd.	2,700	45,520
Mitsuuroko Group Holdings Co. Ltd.	2,700	33,454
San-Ai Oil Co. Ltd.	5,400	59,761
Sinanen Holdings Co. Ltd.	900	25,531

		431,051

Paper & Forest Products — 0.4%
Daiken Corp.	900	17,046
Daio Paper Corp.	5,400	93,526
Hokuetsu Corp.	7,200	24,236
Nippon Paper Industries Co. Ltd.	9,000	97,099
Tokushu Tokai Paper Co. Ltd.	900	46,176

		278,083

Personal Products — 1.4%
Euglena Co. Ltd.(a)	7,200	56,689
Fancl Corp.	7,200	292,419
Kitanotatsujin Corp.	5,400	26,359
Mandom Corp.	2,700	42,387
Milbon Co. Ltd.	1,800	102,882
Noevir Holdings Co. Ltd.	1,800	74,140
Rohto Pharmaceutical Co. Ltd.	8,100	266,051
Shinnihonseiyaku Co. Ltd.	900	27,662
YA-MAN Ltd.	2,700	60,176

		948,765

Pharmaceuticals — 1.6%
ASKA Pharmaceutical Co. Ltd.	1,800	29,415
Daito Pharmaceutical Co. Ltd.	900	31,244
Fuji Pharma Co. Ltd.	900	10,771
JCR Pharmaceuticals Co. Ltd.	4,900	127,816
Kaken Pharmaceutical Co. Ltd.	2,700	98,653
Kissei Pharmaceutical Co. Ltd.	2,700	54,116
KYORIN Holdings Inc.	3,600	64,802
Mochida Pharmaceutical Co. Ltd.	1,800	69,221
Nichi-Iko Pharmaceutical Co. Ltd.	4,550	43,635
Sawai Pharmaceutical Co. Ltd.	3,600	162,781
Seikagaku Corp.	3,600	34,282

Security	Shares	Value

Pharmaceuticals (continued)
Sosei Group Corp.(a)	6,300	$95,580
Taiko Pharmaceutical Co. Ltd.	1,800	29,087
Torii Pharmaceutical Co. Ltd.	900	27,317
Towa Pharmaceutical Co. Ltd.	2,700	49,223
Tsumura & Co.	4,500	131,407
ZERIA Pharmaceutical Co. Ltd.	1,800	32,245

		1,091,595

Professional Services — 2.8%
Altech Corp.	980	19,689
BayCurrent Consulting Inc.	1,100	183,342
Benefit One Inc.	6,300	203,606
BeNEXT Group Inc.	1,800	19,679
en-japan Inc.	2,700	84,153
FULLCAST Holdings Co. Ltd.	1,800	29,225
Funai Soken Holdings Inc.	2,700	65,147
Grace Technology Inc.	900	71,896
Insource Co. Ltd.	900	31,848
IR Japan Holdings Ltd.	700	111,772
JAC Recruitment Co. Ltd.	900	16,002
Link And Motivation Inc.	2,700	14,448
Makuake Inc.(a)	400	41,122
Meitec Corp.	1,800	82,944
Nomura Co. Ltd.	7,200	53,858
Outsourcing Inc.	9,900	136,146
Pasona Group Inc.	1,800	31,141
SMS Co. Ltd.	6,300	228,679
S-Pool Inc.	4,500	32,841
Tanseisha Co. Ltd.	3,600	26,307
TechnoPro Holdings Inc.	3,200	270,055
UT Group Co. Ltd.(a)	2,700	85,318
WDB Holdings Co. Ltd.	900	24,512
World Holdings Co. Ltd.	900	17,556
YAMADA Consulting Group Co. Ltd.	100	930
Yumeshin Holdings Co. Ltd.	3,600	24,270

		1,906,486

Real Estate Management & Development — 2.3%
Daibiru Corp.	4,500	57,957
Goldcrest Co. Ltd.	900	12,127
Heiwa Real Estate Co. Ltd.	2,700	88,554
Ichigo Inc.	22,500	71,206
Katitas Co. Ltd.	4,500	133,781
Keihanshin Building Co. Ltd.	2,700	49,663
Kenedix Inc.	19,800	144,121
Leopalace21 Corp.(a)	17,100	25,418
Open House Co. Ltd.	5,400	214,136
Raysum Co. Ltd.	900	8,804
Relo Group Inc.	9,900	276,564
SAMTY Co. Ltd.	2,700	42,827
SRE Holdings Corp.(a)	900	28,569
Starts Corp. Inc.	2,700	72,992
Sun Frontier Fudousan Co. Ltd.	2,700	23,847
Takara Leben Co. Ltd.	7,200	20,438
TOC Co. Ltd.	2,700	16,546
Tokyo Tatemono Co. Ltd.	16,200	222,629
Tosei Corp.	2,700	30,114

		1,540,293

Road & Rail — 2.2%
Fukuyama Transporting Co. Ltd.	2,700	119,885
Hamakyorex Co. Ltd.	900	25,211

8

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Hitachi Transport System Ltd.	3,600	$107,370
Maruzen Showa Unyu Co. Ltd.	900	28,871
Nankai Electric Railway Co. Ltd.	9,000	226,306
Nikkon Holdings Co. Ltd.	5,400	105,230
Nishi-Nippon Railroad Co. Ltd.	5,400	153,235
Sakai Moving Service Co. Ltd.	900	44,622
Sankyu Inc.	4,500	165,931
Seino Holdings Co. Ltd.	11,700	164,041
Senko Group Holdings Co. Ltd.	9,000	83,721
Sotetsu Holdings Inc.	6,300	154,003
Tonami Holdings Co. Ltd.	900	50,492
Trancom Co. Ltd.	900	72,328

		1,501,246

Semiconductors & Semiconductor Equipment — 1.8%
Ferrotec Holdings Corp.	2,700	32,055
Japan Material Co. Ltd.	5,400	75,142
Megachips Corp.	1,800	49,318
Micronics Japan Co. Ltd.(a)	2,700	25,505
Mimasu Semiconductor Industry Co. Ltd.	900	24,167
Mitsui High-Tec Inc.	1,800	49,697
Optorun Co. Ltd.	1,800	37,700
Rorze Corp.	900	46,780
RS Technologies Co. Ltd.	900	38,537
Sanken Electric Co. Ltd.	1,800	65,855
SCREEN Holdings Co. Ltd.	3,600	240,288
Shinko Electric Industries Co. Ltd.	6,300	139,624
Tokyo Seimitsu Co. Ltd.	3,600	158,983
Tri Chemical Laboratories Inc.	500	67,658
Ulvac Inc.	3,600	145,692

		1,197,001

Software — 2.3%
AI inside Inc.(a)	100	65,404
Alpha Systems Inc.	900	30,381
Broadleaf Co. Ltd.	8,100	50,336
Chatwork Co. Ltd.(a)	900	11,609
Computer Engineering & Consulting Ltd.	1,800	26,187
Cybozu Inc.	1,800	49,542
Digital Arts Inc.	900	77,075
Ebase Co. Ltd.	1,800	18,280
Fixstars Corp.	1,800	17,935
Freee KK(a)	1,800	159,156
Fuji Soft Inc.	2,700	131,019
Fukui Computer Holdings Inc.	900	28,957
Justsystems Corp.	2,700	182,028
Miroku Jyoho Service Co. Ltd.	1,800	35,197
Money Forward Inc.(a)	2,600	117,689
OBIC Business Consultants Co. Ltd.	1,800	127,739
Optim Corp.(a)	1,800	53,167
PKSHA Technology Inc.(a)	900	19,860
Rakus Co. Ltd.	6,300	147,237
Sansan Inc.(a)	900	54,117
Sourcenext Corp.	7,200	21,612
Systena Corp.	6,300	129,897
UNITED Inc./Japan	900	13,482

		1,567,906

Specialty Retail — 2.6%
Adastria Co. Ltd.	2,700	44,018
Alpen Co. Ltd.	900	18,859
AOKI Holdings Inc.	3,600	14,120

Security	Shares	Value

Specialty Retail (continued)
Arcland Sakamoto Co. Ltd.	2,700	$46,323
Asahi Co. Ltd.	1,800	26,912
Autobacs Seven Co. Ltd.	6,300	78,301
Bic Camera Inc.	8,100	87,078
Chiyoda Co. Ltd.	1,800	15,415
DCM Holdings Co. Ltd.	9,000	102,364
EDION Corp.	7,200	67,322
Geo Holdings Corp.	2,700	32,858
IDOM Inc.	5,400	29,622
JINS Holdings Inc.	900	61,367
Joshin Denki Co. Ltd.	900	23,666
Joyful Honda Co. Ltd.	5,400	75,245
Keiyo Co. Ltd.	2,700	19,213
Kohnan Shoji Co. Ltd.	1,800	55,756
Kojima Co. Ltd.	2,700	19,549
Komeri Co. Ltd.	2,700	73,407
K’s Holdings Corp.	16,200	196,995
Nafco Co. Ltd.	900	19,411
Nextage Co. Ltd.	3,600	47,919
Nishimatsuya Chain Co. Ltd.	3,600	54,272
Nojima Corp.	2,700	70,688
PAL GROUP Holdings Co. Ltd.	1,800	19,679
Sanrio Co. Ltd.(b)	4,500	67,969
Shimachu Co. Ltd.	3,600	189,192
T-Gaia Corp.	1,800	31,745
United Arrows Ltd.	1,800	25,254
Valuence Holdings Inc.	900	46,608
VT Holdings Co. Ltd.	6,300	22,656
World Co. Ltd.	1,800	22,130
Xebio Holdings Co. Ltd.	1,800	13,119
Yellow Hat Ltd.	2,700	41,688

		1,760,720

Technology Hardware, Storage & Peripherals — 0.8%
Eizo Corp.	900	31,331
Elecom Co. Ltd.	1,800	82,426
Konica Minolta Inc.	38,700	123,959
Maxell Holdings Ltd.(a)	3,600	41,429
MCJ Co. Ltd.	5,400	49,663
Melco Holdings Inc.	900	26,411
Riso Kagaku Corp.	1,800	22,285
Toshiba TEC Corp.	1,800	64,733
Wacom Co. Ltd.	12,600	116,605

		558,842

Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	13,500	243,395
Descente Ltd.(a)	2,700	44,639
Fujibo Holdings Inc.	900	31,115
Goldwin Inc.	1,800	121,179
Gunze Ltd.	900	31,072
Japan Wool Textile Co. Ltd. (The)	4,500	45,572
Kurabo Industries Ltd.	900	15,898
Onward Holdings Co. Ltd.	8,100	14,371
Seiko Holdings Corp.	1,800	23,200
Seiren Co. Ltd.	3,600	52,684
Wacoal Holdings Corp.	3,600	69,083
Yondoshi Holdings Inc.	900	16,088

		708,296

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	2,700	49,741

9

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.7%
Advan Co. Ltd.	1,800	$22,458
Chori Co. Ltd.	900	13,292
Daiichi Jitsugyo Co. Ltd.	900	34,740
Gecoss Corp.	900	8,260
Hanwa Co. Ltd.	2,700	64,733
Inaba Denki Sangyo Co. Ltd.	4,500	103,443
Inabata & Co. Ltd.	3,600	47,574
Japan Pulp & Paper Co. Ltd.	900	29,734
Kamei Corp.	1,800	20,248
Kanamoto Co. Ltd.	2,700	56,266
Kanematsu Corp.	7,200	83,203
Nagase & Co. Ltd.	9,000	123,855
Nichiden Corp.	900	20,352
Nippon Steel Trading Corp.	944	32,138
Nishio Rent All Co. Ltd.	1,800	35,094
Sojitz Corp.	110,700	243,110
Trusco Nakayama Corp.	3,600	89,970
Wakita & Co. Ltd.	2,700	29,647
Yamazen Corp.	5,400	51,475
Yuasa Trading Co. Ltd.	1,800	56,533

		1,166,125

Transportation Infrastructure — 0.5%
Kamigumi Co. Ltd.	9,000	155,790
Mitsubishi Logistics Corp.	4,500	129,034
Sumitomo Warehouse Co. Ltd. (The)	4,500	58,259

		343,083

Total Common Stocks — 99.0% (Cost: $79,231,714)		67,248,266

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	70,879	$70,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	20,000	20,000

		90,921

Total Short-Term Investments — 0.1% (Cost: $90,935)		90,921

Total Investments in Securities — 99.1% (Cost: $79,322,649)		67,339,187

Other Assets, Less Liabilities — 0.9%		596,154

Net Assets — 100.0%		$67,935,341

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,412	$26,538	(a)	$—		$(15)	$(14)	$70,921	70,879	$284	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(10,000	)(a)	—	—	20,000	20,000	5		—

						$(15)	$(14)	$90,921		$289		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	38	12/10/20	$640	$31,530

10

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,248,266	$—	$—	$67,248,266
Money Market Funds	90,921	—	—	90,921

	$67,339,187	$—	$—	$67,339,187

Derivative financial instruments(a)
Assets
Futures Contracts	$31,530	$—	$—	$31,530

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

11